Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Summary of Inventories

	2020	2019
Educational content	30,167	24,535
Educational content in progress (a)	37,276	12,837
Consumables and supplies	1,198	835
Inventories held by third parties	5,435	1,899
	74,076	40,106
(a)

Costs being incurred to prepare educational content for delivery to customers. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Summary of Movement in Inventory Reserve

	2020	2019	2018
Balance at beginning of the year	(6,517)	(4,403)	(2,047)
Inventory reserve	(7,453)	(8,476)	(7,252)
Write-off of inventories against reserve	6,460	6,362	4,896
Balance at end of year	(7,510)	(6,517)	(4,403)